Restructuring plan (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring And Related Activities
Schedule For The Activity In The Reserve For The PCB Restructuring Plan [Table Text Block]
(In thousands)	2015	2014
Beginning balance	$13,536	$-
Charges expensed during the period	7,840	14,785
Payments made during the period	(20,756)	(1,249)
Ending balance	$620	$13,536

Schedule Of Restructuring And Related Costs [Table Text Block]
	Years ended December 31,
(In thousands)	2015	2014
Personnel costs	$12,937	$17,516
Net occupancy expenses	3,476	3,905
Equipment expenses	247	457
Professional fees	724	3,133
Other operating expenses	1,028	1,714
Total restructuring costs	$18,412	$26,725